VESSELS AND EQUIPMENT - Additional Information (Details) $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($) vessel	Sep. 30, 2016 vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels delivered and sold | vessel			5
Impairment loss on vessels and vessels held under capital lease				$ 164,187	$ 61,692	$ 0
MR tanker [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 172,500
Impairment loss on vessels and vessels held under capital lease					$ 18,200
Vessels by Name [Member] | MR tanker [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Disposed Of | vessel		6
Proceeds from Sale of Property, Plant, and Equipment		$ 172,500